UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number         811-10193
                                    --------------------------

                  Principal Partners SmallCap Growth Fund, Inc.
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(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2004
                               ---------------------------

Date of reporting period:          July 31, 2004
                               ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                 PRINCIPAL PARTNERS SMALLCAP GROWTH FUND, INC.

                           JULY 31, 2004 (UNAUDITED)

                                                     Shares
                                                      Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (97.74%)
AIRLINES (0.41%)
 Pinnacle Airlines /1/                                7,400            $    74,074
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.29%)
 American Axle & Manufacturing Holdings               6,700                230,145
BEVERAGES-NON-ALCOHOLIC (1.22%)
 Cott /1/                                             7,800                218,244
BEVERAGES-WINE & SPIRITS (1.21%)
 Constellation Brands /1/                             5,700                215,916
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.52%)
 Dycom Industries /1/                                10,100                272,094
BUILDING PRODUCTS-LIGHT FIXTURES (0.63%)
 Genlyte Group /1/                                    1,800                112,140
BUILDING-RESIDENTIAL & COMMERCIAL (1.61%)
 Hovnanian Enterprises /1/                            4,800                148,944
 NVR /1/                                                300                139,800
                                                                           288,744
CIRCUIT BOARDS (2.61%)
 Benchmark Electronics /1/                           10,450                298,661
 TTM Technologies /1/                                14,700                168,756
                                                                           467,417
COMMERCIAL BANKS (2.19%)
 UCBH Holdings                                       10,020                391,682
COMPUTER SERVICES (5.47%)
 CACI International /1/                               7,090                291,470
 Cognizant Technology Solutions /1/                  20,060                552,653
 FactSet Research Systems                             3,140                135,491
                                                                           979,614
COMPUTERS-INTEGRATED SYSTEMS (0.51%)
 RadiSys /1/                                          7,400                 91,834
COMPUTERS-MEMORY DEVICES (0.62%)
 Dot Hill Systems /1/                                13,300                110,390
DATA PROCESSING & MANAGEMENT (1.22%)
 Fair, Isaac                                          7,650                218,637
DENTAL SUPPLIES & EQUIPMENT (1.81%)
 Patterson /1/                                        4,400                323,048
DIVERSIFIED MANUFACTURING OPERATIONS (1.03%)
 ESCO Technologies /1/                                3,500                184,275
DRUG DELIVERY SYSTEMS (0.41%)
 Penwest Pharmaceuticals /1/                          7,200                 72,792
E-MARKETING-INFORMATION (1.49%)
 Digital River /1/                                    9,500                266,950
EDUCATIONAL SOFTWARE (0.14%)
 Blackboard /1/                                       1,400                 25,900
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.01%)
 Cree /1/                                             4,000                 89,520
 Microsemi /1/                                       17,200                210,700
 Silicon Image /1/                                   19,300                231,407

                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
 Volterra Semiconductor /1/                             900            $     7,281
                                                                           538,908
ELECTRONIC DESIGN AUTOMATION (1.07%)
 Magma Design Automation /1/                          7,900                140,225
 Verisity /1/                                         7,900                 50,521
                                                                           190,746
ELECTRONICS-MILITARY (1.70%)
 Engineered Support Systems                           5,430                304,460
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.53%)
 EMCOR Group /1/                                      2,200                 95,194
ENTERTAINMENT SOFTWARE (0.67%)
 THQ /1/                                              6,280                119,634
FIDUCIARY BANKS (2.20%)
 Investors Financial Services                         8,600                392,848
FOOD-WHOLESALE & DISTRIBUTION (0.69%)
 Performance Food Group /1/                           5,000                123,900
HOSPITAL BEDS & EQUIPMENT (0.25%)
 Kinetic Concepts /1/                                 1,000                 44,920
HOTELS & MOTELS (0.43%)
 Highland Hospitality                                 7,400                 76,886
HUMAN RESOURCES (0.97%)
 Korn/Ferry International /1/                         4,900                 87,367
 Labor Ready /1/                                      6,100                 85,522
                                                                           172,889
INDUSTRIAL AUTOMATION & ROBOTS (1.50%)
 Cognex                                               8,900                267,712
INSTRUMENTS-SCIENTIFIC (1.17%)
 Fisher Scientific International /1/                  3,600                209,520
INTERNET INFRASTRUCTURE EQUIPMENT (0.48%)
 Avocent /1/                                          2,900                 86,826
INTERNET SECURITY (1.53%)
 RSA Security /1/                                    10,800                201,096
 Secure Computing /1/                                10,600                 73,299
                                                                           274,395
MACHINERY-GENERAL INDUSTRY (0.85%)
 Middleby                                             2,800                151,760
MEDICAL INSTRUMENTS (2.47%)
 Advanced Neuromodulation Systems /1/                 5,000                160,250
 ArthroCare /1/                                      10,600                282,278
                                                                           442,528
MEDICAL LABORATORY & TESTING SERVICE (0.97%)
 Inveresk Research Group /1/                          4,800                174,240
MEDICAL PRODUCTS (1.85%)
 INAMED /1/                                           6,100                330,498
MEDICAL-BIOMEDICAL/GENE (1.86%)
 Affymetrix /1/                                       2,600                 70,226
 Corgentech /1/                                       4,500                 62,280

                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (CONTINUED)
 Incyte Genomics /1/                                 12,600            $    77,490
 Telik /1/                                            6,200                122,512
                                                                           332,508
MEDICAL-DRUGS (1.11%)
 First Horizon Pharmaceutical /1/                    11,400                199,158
MEDICAL-GENERIC DRUGS (0.44%)
 Taro Pharmaceuticals Industries /1/                  3,500                 78,155
MEDICAL-HMO (0.20%)
 WellCare Health Plans /1/                            1,800                 35,280
MEDICAL-HOSPITALS (3.53%)
 United Surgical Partners International /1/           6,000                211,440
 VCA Antech /1/                                      10,000                420,300
                                                                           631,740
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (1.08%)
 Odyssey HealthCare /1/                              11,250                193,275
MISCELLANEOUS INVESTING (3.27%)
 American Financial Realty Trust                      5,500                 72,875
 Government Properties Trust                          2,700                 26,838
 Mills                                                4,700                214,320
 Ventas                                              10,600                270,512
                                                                           584,545
NETWORKING PRODUCTS (0.60%)
 Foundry Networks /1/                                10,500                107,730
OIL & GAS DRILLING (0.96%)
 Patterson-UTI Energy                                 9,400                171,362
OIL COMPANY-EXPLORATION & PRODUCTION (4.19%)
 Patina Oil & Gas                                    11,450                337,660
 Quicksilver Resources /1/                           13,000                411,710
                                                                           749,370
OIL-FIELD SERVICES (1.51%)
 Tetra Technologies /1/                              10,250                270,088
PHYSICIAN PRACTICE MANAGEMENT (2.47%)
 Pediatrix Medical Group /1/                          6,980                441,415
PUBLICLY TRADED INVESTMENT FUND (3.07%)
 iShares Russell 2000 Index Fund                      5,000                549,250
RADIO (1.18%)
 Cumulus Media /1/                                   10,700                157,076
 Salem Communications /1/                             2,100                 53,340
                                                                           210,416
RESPIRATORY PRODUCTS (0.47%)
 ResMed /1/                                           1,735                 85,015
RETAIL-APPAREL & SHOE (3.89%)
 Aeropostale /1/                                     11,850                361,188
 Chico's FAS /1/                                      8,000                334,960
                                                                           696,148
RETAIL-COMPUTER EQUIPMENT (0.87%)
 Electronics Boutique Holdings /1/                    6,237                156,611

                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MUSIC STORE (1.36%)
 Guitar Center /1/                                    5,400            $   242,730
RETAIL-PET FOOD & SUPPLIES (1.42%)
 PETCO Animal Supplies /1/                            8,500                253,895
RETAIL-RESTAURANTS (3.92%)
 CKE Restaurants /1/                                 17,800                256,676
 Panera Bread /1/                                     4,750                175,227
 Ruby Tuesday                                         9,300                268,677
                                                                           700,580
RETAIL-SPORTING GOODS (0.13%)
 Cabela's /1/                                           900                 24,165
SAVINGS & LOANS-THRIFTS (1.26%)
 BankUnited Financial /1/                             5,700                152,988
 Harbor Florida Bancshares                            2,500                 71,975
                                                                           224,963
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.85%)
 Exar /1/                                             9,150                123,250
 Power Integrations /1/                               7,100                143,278
 Standard Microsystems /1/                            3,700                 63,677
                                                                           330,205
SEMICONDUCTOR EQUIPMENT (0.90%)
 August Technology /1/                                6,800                 70,380
 Rudolph Technologies /1/                             5,700                 91,200
                                                                           161,580
SEMICONDUCTORS (0.75%)
 Artisan Components /1/                               5,500                133,815
STEEL PRODUCERS (1.15%)
 Steel Dynamics /1/                                   6,300                206,325
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.29%)
 C-COR.net /1/                                        6,300                 51,156
THERAPEUTICS (2.74%)
 Amylin Pharmaceuticals /1/                           3,700                 76,220
 Isis Pharmaceuticals /1/                            10,200                 51,510
 Medicines /1/                                        5,000                132,300
 Neurocrine Biosciences /1/                           2,961                137,894
 NPS Pharmaceuticals /1/                              5,000                 93,250
                                                                           491,174
TRANSPORT-AIR FREIGHT (1.31%)
 EGL /1/                                              9,200                233,772
TRANSPORT-SERVICES (0.89%)
 UTI Worldwide                                        3,100                159,619


                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (1.34%)
                                                                       $
 Landstar System /1/                                  4,800                239,088
                                TOTAL COMMON STOCKS                     17,486,893
                                                                       -----------

               TOTAL PORTFOLIO INVESTMENTS (97.74%)                     17,486,893
CASH, RECEIVABLES AND OTHER ASSETS, NET OF
  LIABILITIES (2.26%)                                                      404,039
                         TOTAL NET ASSETS (100.00%)                    $17,890,932
                                                                      -------------


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 3,502,084
Unrealized Depreciation                       (1,394,370)
                                             -----------
Net Unrealized Appreciation (Depreciation)     2,107,714
Cost for federal income tax purposes         $15,379,179

ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

     (a) Certifications pursuant to Rule 30a-2(a) under the Act
         (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Partners SmallCap Growth Fund, Inc.
             -------------------------------------------------------------------



By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------

By           /s/ Jill R. Brown
  ------------------------------------------------------------------------------
  Jill R. Brown, Vice President and Chief Financial Officer

Date         9/20/2004
    ----------------------------------------------------------------------------